Note 17 - Investments in Unconsolidated Joint Ventures (Details Textual) - USD ($) $ in Thousands						1 Months Ended	12 Months Ended
	Nov. 04, 2021	May 06, 2021	Apr. 22, 2021	Apr. 24, 2020	Mar. 12, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity Method Investment, Other than Temporary Impairment							$ (0)	$ (0)	$ 3,144
Excess of Purchase Price Over Book Value of Vessels							(0)	60,850	(0)
Clearlake Shipping Pte Ltd [Member]
Time Charters, Term (Year)						5 years
Time Charters, Term, Additional Option (Year)						2 years
California 19 Inc. [Member] | Alpha Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 37,660
California 19 Inc. [Member] | Alpha Bank [Member] | M/T Eco Holmby Hills [Member]
Line of Credit Facility, Maximum Borrowing Capacity					$ 18,830
Debt Instrument, Term (Year)					5 years
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 18,830
Debt Instrument, Basis Spread on Variable Rate					3.00%
Loans Payable, Noncurrent, Total			$ 18,500
California 19 Inc. [Member] | Alpha Bank [Member] | M/T Eco Holmby Hills [Member] | Line of Credit [Member]
Repayments of Senior Debt, Total			$ 330
California 20 Inc. [Member] | Alpha Bank [Member] | M/T Eco Palm Springs [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 18,830
The 2017 Joint Venture [Member]
OCI, Equity Method Investment, before Tax									(391)
Equity Method Investment, Other than Temporary Impairment									3,144
Equity Method Investment, Realized Gain (Loss) on Disposal, Total								64
Proceeds from Sale of Equity Method Investments								19,555
The 2020 Joint Venture [Member]
Equity Method Investment, Ownership Percentage				50.00%
Payments to Acquire Equity Method Investments				$ 27,000
Excess Basis, Amortization Period (Year)				25 years
Proceeds from Equity Method Investment, Distribution, Return of Capital							$ 2,976	$ 0	$ 0
The 2020 Joint Venture [Member] | CSI [Member]
Fees Due to Related Parties				$ 454
California 19 Inc. [Member]
Equity Method Investment, Ownership Percentage							50.00%
Excess of Purchase Price Over Book Value of Vessels				1,646
Excess of Purchase Price Over Fair Value of Vessels				1,963
Proceeds from Equity Method Investment, Distribution, Return of Capital	$ 859	$ 1,500
California 20 Inc. [Member]
Equity Method Investment, Ownership Percentage							50.00%
Excess of Purchase Price Over Book Value of Vessels				1,654
Excess of Purchase Price Over Fair Value of Vessels				$ 1,963
Proceeds from Equity Method Investment, Distribution, Return of Capital	$ 641	$ 1,500